Significant Related Party Transactions - Summary of Significant Transactions Carried Out by Group with Significant Related Parties (Parenthetical) (Detail) ¥ in Millions					12 Months Ended
	Dec. 31, 2018	Dec. 28, 2018	Dec. 29, 2017	Dec. 26, 2017	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019 CNY (¥)
Transactions between pension company and company [member] | Distribution and customer service of enterprise annuity funds and pension management business and occupational pension management business agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement					Effective from 1 January 2019 to 31 December 2021
Description of agreement fee					According to the agreement, the commissions for the entrusting service of enterprise annuity fund management, which is the core business of Pension Company, are calculated at 30% to 80% of the annual entrusting management fee revenues, depending on the duration of the agreement. The commissions for account management service are calculated at 60% of the first year’s account management fee and were only charged for the first year, regardless of the duration of the agreement. The commissions for investment management services, in accordance with the duration of the agreement, are calculated at 60% to 3% of the annual investment management fee (excluding risk reserves for investment), and decreased annually. The commissions of the group pension plan are, in accordance with the duration of the contracts, calculated at 50% to 3% of the annual investment management fee, and decreased annually; the commissions of the personal pension plan are calculated at 30% to 50% of the annual investment management fee according to the various rates of daily management fee applied to the various individual pension management products in all of the management years; the commissions of occupation annuity and third-party asset management business are in accordance with the provision of annual promotional plans, which should be determined by both parties on a separate occasion.
Transactions between AMC HK and company [member] | Offshore investment management service agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement					1 January 2019 to 31 December 2021
Description of agreement fee					The management fee rate for the directive investment operation of term deposits, common stocks, funds, financial products and other investment products, universal account B-2 and entrusted assets account alike was 0.02%; the management fee rate for unlisted equity investment was 0.3%; the management fee rate for customised investment portfolio was agreed upon the management fee of market-oriented entrusted investment.
Transactions between parent company and CLI [member] | Alternative investment of insurance funds management agreement one [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement					1 January 2019 to 31 December 2020
Management fee for fixed income projects description					For fixed-income projects, the management fee rate was between 0.05% and 0.6% according to different ranges of returns
Management fee rate for non-fixed-income projects	0.30%
Management fee rate for non-fixed-income projects description					For non-fixed-income projects, the management fee rate for invested projects was 0.3%, the management fee rates for newly signed projects were between 0.05% and 0.3% according to CLI's involvement in project management and the performance-related bonus is based on the internal return rate upon expiry of the project.
Transactions between parent company and CLI [member] | Alternative investment of insurance funds management agreement two [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement					1 January 2019 to 31 December 2020
Description of variable management fee					The adjustment (variable management fee) ranges from negative 10% to positive 15% of the investment management fee in the current period.
Transactions between parent company and CLI [member] | Property leasing agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement					1 January 2018 to 31 December 2020
Description of agreement fee					Annual rental payable by the Company to CLI in relation to the CLI properties is determined either by reference to the market rent, or, the costs incurred by CLI in holding and maintaining the properties, plus a margin of approximately 5%.
Annual rent margin percentage			5.00%
Transactions Between CLIC And AMC [member] | Asset management agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement					1 January 2019 to 31 December 2021
Description of agreement fee					In accordance with the agreement, CLIC paid AMC a basic service fee at the rate of 0.05% per annum for the management of insurance funds. The service fee was calculated on a monthly basis and payable on a seasonal basis, by multiplying the average book value of the assets under management (after deducting the funds obtained from and interests accrued for repurchase transactions, deducting the principal and interests of debt and equity investment schemes, project asset-backed schemes, customised non-standard products) at the beginning and the end of any given month by the rate of 0.05%, divided by 12.
Dividend rate percentage					0.05%
Transactions Between CL Overseas And AMCHK [member] | Investment management agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement					1 January 2018 to 31 December 2022
Description of agreement fee					The basic investment management fee was accrued by multiplying the weighted average total funds by the basic fee rate. The investment performance fee was calculated based on the difference between the total actual annual yields and predetermined net realised yield. The basic investment management fee was calculated and payable on a semi-annual basis. The investment performance fee was payable according to the total actual annual yield at the end of each year.
Transactions Between CLPC And AMC [member] | Insurance funds management agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement					1 January 2018 to 31 December 2019
Description of agreement fee					In accordance with the agreement, CLP&C paid AMC a fixed service fee and a variable service fee. The fixed service fee was calculated on a monthly basis and payable on an annual basis, by multiplying the average net asset value of assets of each category under management at the beginning and the end of any given month by the responding annual investment management fee rate, divided by 12. The variable service fee was payable on an annual basis, and linked to investment performance.
Agreement renewal period					1 year
Transactions between parent company and CLPC [member] | Framework insurance agency agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement					8 March 2018 to 7 March 2021
Period of agreement					3 years
Transactions between parent company and CGB [member] | Insurance agency agreement one [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement					Effective from the signing date to 16 August 2020.
Transactions between parent company and CGB [member] | Insurance agency agreement two [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement					effective for two years from 1 January 2019
Agreement renewal period					1 year
Period of agreement					2 years
Transactions between AMC and company [member] | Insurance funds management agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement					1 January 2019 to 31 December 2021
Description of agreement fee					The fixed annual service fee was calculated and payable on a seasonal basis, by multiplying the average net value of the assets under management by the rate of 0.05%; the variable investment management service fee was payable annually, based on the results of performance evaluation, at 20% of the fixed service fee per annum
Fixed annual service fee percentage		20.00%
Variable annual service fee percentage		0.05%
Transactions between parent company and CLIC [Member] | Insurance agency agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement					1 January 2018 to 31 December 2020
Description of agreement fee					The policy management fee was payable semi-annually, and is equal to the sum of (1) the number of policies in force as at the last day of the period, multiplied by RMB8.0 per policy and (2) 2.5% of the actual premiums and deposits received during the period, in respect of such policies.
Management fee component rate per policy				8.0
Percentage of premiums and deposits received				2.50%
Bottom of range [member] | Transactions between pension company and company [member] | Distribution and customer service of enterprise annuity funds and pension management business and occupational pension management business agreement [member]
Disclosure of transactions between related parties [line items]
Percentage of management fee revenues used to calculate commissions for annuity fund management							30.00%
Bottom of range [member] | Transactions between parent company and CLI [member] | Alternative investment of insurance funds management agreement one [member]
Disclosure of transactions between related parties [line items]
Management fee rate for fixed-income projects						0.05%
Bottom of range [member] | Transactions between parent company and CLI [member] | Alternative investment of insurance funds management agreement two [member]
Disclosure of transactions between related parties [line items]
Percentage of variable management fee						(10.00%)
Top of range [member] | Transactions between pension company and company [member] | Distribution and customer service of enterprise annuity funds and pension management business and occupational pension management business agreement [member]
Disclosure of transactions between related parties [line items]
Percentage of management fee revenues used to calculate commissions for annuity fund management							50.00%
Top of range [member] | Transactions between AMC HK and company [member] | Offshore investment management service agreement [member]
Disclosure of transactions between related parties [line items]
Amount of management fee paid							¥ 30
Top of range [member] | Transactions between parent company and CLI [member] | Alternative investment of insurance funds management agreement one [member]
Disclosure of transactions between related parties [line items]
Management fee rate for fixed-income projects						0.60%
Top of range [member] | Transactions between parent company and CLI [member] | Alternative investment of insurance funds management agreement two [member]
Disclosure of transactions between related parties [line items]
Percentage of variable management fee						15.00%